Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At September 30, 2024 and 2023, accrued expenses and other current liabilities consisted of the following:

	September 30,	September 30,
	2024	2023
Accrued professional fees	$970,677	$160,926
Accrued payroll liability and directors’ compensation	636,166	402,241
Unearned revenue	166,369	$151,617
Interest payable	27,499	-
Others	185,267	18,255
Total	$1,985,978	$733,039